United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Bond Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--66.9%
		Basic Industry - Chemicals--1.8%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,535,683
3,670,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	4,004,249
1,530,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,657,733
2,600,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,885,900
1,900,000	1	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	950,000
2,500,000		Praxair, Inc., 4.625%, 3/30/2015	2,680,608
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,173,757
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,503,522
		TOTAL	19,391,452
		Basic Industry - Metals & Mining--2.8%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,370,907
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,042,966
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,322,393
400,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	461,390
5,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	5,298,113
3,325,000	1,2	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,124,795
4,050,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	4,014,913
3,230,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	3,438,069
2,810,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	3,002,882
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,517,566
1,500,000	1,2	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,551,414
		TOTAL	29,145,408
		Basic Industry - Paper--0.9%
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,193,604
1,330,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,363,250
2,850,000	3	Pope & Talbot, Inc., 8.375%, 6/1/2013	28,785
4,500,000		Westvaco Corp., 7.65%, 3/15/2027	4,226,789
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,162,604
		TOTAL	9,975,032
		Capital Goods - Aerospace & Defense--0.7%
3,650,000	1,2	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,808,022
2,000,000		Boeing Co., 4.875%, 2/15/2020	2,035,489
1,210,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	1,264,466
		TOTAL	7,107,977
		Capital Goods - Building Materials--0.5%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,399,146
		Capital Goods - Diversified Manufacturing--2.8%
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,028,200
2,065,000		Dover Corp., Note, 5.45%, 3/15/2018	2,223,826
1,100,000		Emerson Electric Co., 4.875%, 10/15/2019	1,146,088
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,060,245
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	2,633,762
768,000	1,2	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	832,463
1,000,000	1,2	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	1,146,160
1,910,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,007,023
2,770,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,966,268
2,630,000		Textron Financial Corp., 5.40%, 4/28/2013	2,320,628
3,230,000	1,2	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,921,850
2,765,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	2,843,948
4,230,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	4,300,214
		TOTAL	29,430,675
		Capital Goods - Environmental--0.2%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	456,733
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	633,846
1,275,000		Waste Management, Inc., 7.375%, 3/11/2019	1,465,000
		TOTAL	2,555,579
		Communications - Media & Cable--2.1%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,013,042
5,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	6,028,936
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,326,161
2,470,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	2,648,312
2,800,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	3,365,396
1,600,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,971,384
2,250,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	2,368,190
		TOTAL	22,721,421
		Communications - Media Noncable--1.0%
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	6,819,731
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	584,215
2,590,000		News America, Inc., 6.65%, 11/15/2037	2,693,750
		TOTAL	10,097,696
		Communications - Telecom Wireless--1.3%
6,540,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,604,893
3,100,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,252,117
800,000		Vodafone Group PLC, 5.35%, 2/27/2012	855,101
1,055,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,121,804
		TOTAL	13,833,915
		Communications - Telecom Wirelines--4.0%
1,000,000		AT&T, Inc., 6.70%, 11/15/2013	1,137,639
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,147,574
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,426,775
6,380,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	6,754,215
1,850,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	1,964,362
4,940,000	1,2	KT Corp., Note, 5.875%, 6/24/2014	4,928,029
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,288,516
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	4,204,423
5,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	5,479,072
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,642,352
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,271,456
		TOTAL	42,244,413
		Consumer Cyclical - Automotive--1.8%
3,560,000	1,2	American Honda Finance Corp., 4.625%, 4/2/2013	3,595,326
2,490,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,670,113
7,740,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	7,903,290
2,100,000	3,4	General Motors Corp., Note, 9.45%, 11/1/2011	304,500
4,800,000	1,2	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,788,403
		TOTAL	19,261,632
		Consumer Cyclical - Entertainment--0.6%
2,500,000		Time Warner, Inc., 5.50%, 11/15/2011	2,661,640
3,390,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	3,715,524
		TOTAL	6,377,164
		Consumer Cyclical - Lodging--0.1%
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,334,725
		Consumer Cyclical - Retailers--1.0%
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,390,317
1,863,769	1,2	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,712,498
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	536,628
4,350,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,659,094
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	814,500
		TOTAL	10,113,037
		Consumer Cyclical - Services--0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	8,554,465
		Consumer Non-Cyclical Food/Beverage--1.9%
4,000,000	1,2	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,506,713
900,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,052,691
1,270,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,341,381
2,420,000		General Mills, Inc., Note, 5.70%, 2/15/2017	2,631,493
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,160,900
740,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	814,407
1,540,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	1,689,817
1,120,000	1,2	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	1,163,317
3,220,000	1,2	SABMiller PLC, Note, 6.50%, 7/1/2016	3,398,044
790,000		The Coca-Cola Co., 4.875%, 3/15/2019	833,025
		TOTAL	19,591,788
		Consumer Non-Cyclical Health Care--0.4%
1,530,000		Baxter International, Inc., 6.25%, 12/1/2037	1,754,192
1,060,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,232,068
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,690,749
		TOTAL	4,677,009
		Consumer Non-Cyclical Products--0.5%
500,000		Philips Electronics NV, 4.625%, 3/11/2013	514,270
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,066,668
2,950,000		Whirlpool Corp., 5.50%, 3/1/2013	2,925,595
		TOTAL	5,506,533
		Consumer Non-Cyclical Supermarkets--0.1%
1,310,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,529,422
		Consumer Non-Cyclical Tobacco--0.6%
2,900,000		Altria Group, Inc., 9.25%, 8/6/2019	3,510,217
2,910,000		Philip Morris International, Inc., 5.65%, 5/16/2018	3,103,130
		TOTAL	6,613,347
		Energy–0.1%
550,000		Husky Energy, Inc., 5.90%, 6/15/2014	592,901
		Energy - Independent--1.5%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	483,694
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,045,301
1,500,000	1,2	Lukoil International Finance BV, 6.356%, 6/7/2017	1,417,500
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	494,845
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,734,777
640,000	1,2	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	639,755
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	462,800
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	853,782
1,135,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	1,229,306
		TOTAL	15,361,760
		Energy – Integrated--0.9%
2,750,000		Conoco, Inc., 7.25%, 10/15/2031	3,264,733
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	503,807
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	4,090,099
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	236,061
1,586,865	1,2	Qatar Petroleum, 5.579%, 5/30/2011	1,638,939
		TOTAL	9,733,639
		Energy - Oil Field Services--0.3%
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	227,029
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	102,294
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,876,848
		TOTAL	3,206,171
		Energy - Refining--0.6%
1,000,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	1,039,291
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,623,935
2,870,000		Valero Energy Corp., 9.375%, 3/15/2019	3,326,701
		TOTAL	5,989,927
		Financial Institution - Banking--11.0%
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,649,716
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,733,626
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	965,759
5,000,000	1,2	Barclays Bank PLC, 5.926%, 12/31/2049	3,475,000
4,750,000	5	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,461,917
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	3,072,300
1,450,000		Capital One Capital V, 10.25%, 8/15/2039	1,477,857
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,496,611
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	5,867,676
2,876,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	64,710
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,963,849
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	191,192
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,864,085
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,020,766
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,676,341
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	550,951
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	948,764
13,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	14,526,414
1,280,000		M & T Bank Corp., 5.375%, 5/24/2012	1,266,274
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	3,171,652
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	5,006,175
2,745,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	2,746,865
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.05%, 8/15/2012	3,324,886
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,540,779
2,450,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	2,590,424
7,350,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	7,837,444
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,148,070
10,443,915	1,2	Regional Diversified Funding, 9.25%, 3/15/2030	5,275,221
3,870,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,979,409
550,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	574,551
5,580,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,959,618
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	5,074,135
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,444,741
500,000		Wachovia Corp., 5.75%, 2/1/2018	527,975
1,220,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,291,092
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	3,523,066
1,462,735	1,2	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	1,447,215
3,370,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	2,564,469
		TOTAL	116,301,595
		Financial Institution - Brokerage--3.1%
8,060,000		Blackrock, Inc., 6.25%, 9/15/2017	8,707,282
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,584,111
4,255,000	1,2	FMR Corp., Bond, 7.57%, 6/15/2029	4,562,324
8,140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	8,179,951
1,150,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	1,140,569
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	1,276,190
3,550,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	3,730,487
1,200,000	3	Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	216,000
1,500,000	3	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	270,000
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	979,200
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	606,900
1,890,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,994,591
		TOTAL	33,247,605
		Financial Institution - Finance Noncaptive--4.8%
5,270,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	5,952,032
6,930,000		American Express Credit Corp., 5.875%, 5/2/2013	7,261,897
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,014,554
5,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	4,731,250
2,920,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 8.30%, 5/10/2017	576,028
3,180,000		General Electric Capital Corp., 5.625%, 5/1/2018	3,180,392
7,000,000		General Electric Capital Corp., 6.875%, 1/10/2039	6,978,581
2,000,000		General Electric Capital Corp., Note, 3.50%, 8/13/2012	2,016,482
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,320,000
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,248,949
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,786,724
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	116,219
1,500,000	1,2	ILFC E-Capital Trust I, 5.90%, 12/21/2065	645,000
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	2,886,875
1,670,000		International Lease Finance Corp., 6.625%, 11/15/2013	1,297,423
1,170,000	1,2	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,203,102
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,767,736
		TOTAL	50,983,244
		Financial Institution - Insurance - Health--1.0%
810,000		Aetna US Healthcare, 5.75%, 6/15/2011	857,090
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,403,030
2,060,000		CIGNA Corp., 6.35%, 3/15/2018	1,979,124
4,000,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,112,667
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	710,334
		TOTAL	10,062,245
		Financial Institution - Insurance - Life--2.5%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,806,669
3,860,000	1,2	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	4,312,765
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	3,959,770
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	1,134,806
2,950,000	1,2	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	2,996,256
4,000,000	1,2	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,320,626
2,990,000		Prudential Financial, Inc., 5.15%, 1/15/2013	3,043,697
1,530,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,515,600
3,950,000	1,2	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,715,337
		TOTAL	26,805,526
		Financial Institution - Insurance - P&C--2.2%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,149,743
3,170,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,351,100
540,000		CNA Financial Corp., 6.50%, 8/15/2016	487,081
1,370,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	1,369,771
770,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	839,965
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,528,620
4,000,000	1,2	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	3,597,916
1,300,000	1,2	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,311,035
1,220,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	1,041,286
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	282,544
1,000,000	1,2	USF&G Corp., 8.312%, 7/1/2046	873,366
5,610,000	1,2	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	5,020,950
		TOTAL	22,853,377
		Financial Institution - REITs--0.9%
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,315,884
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,401,567
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,464,057
1,840,000		Simon Property Group LP, 6.75%, 5/15/2014	1,963,459
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	458,302
2,330,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	2,432,445
		TOTAL	9,035,714
		Municipal Services--0.3%
1,825,000	1,2	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,313,799
2,980,000	1,2	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	2,155,434
		TOTAL	3,469,233
		Sovereign--0.5%
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,702,670
		Technology--1.8%
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,434,272
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,191,029
3,630,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	3,973,758
6,175,000		Harris Corp., 5.95%, 12/1/2017	6,584,822
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,263,129
2,470,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	2,715,144
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,382,084
		TOTAL	19,544,238
		Transportation - Airlines--0.2%
710,000		Southwest Airlines Co., 6.50%, 3/1/2012	746,040
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	1,874,517
		TOTAL	2,620,557
		Transportation - Railroads--1.3%
1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,272,369
2,086,262		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	2,447,925
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,521,960
700,000	1,2	Norfolk Southern Corp., 5.75%, 1/15/2016	739,438
655,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	700,863
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,076,284
3,580,000		Union Pacific Corp., 4.875%, 1/15/2015	3,760,329
		TOTAL	13,519,168
		Transportation - Services--0.3%
3,080,000	1,2	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	3,024,045
		Utility – Electric--6.2%
2,650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	3,201,785
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,562,517
4,670,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	5,030,981
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,292,674
1,310,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,403,445
1,375,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,601,895
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,533,663
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	2,096,447
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,975,332
1,480,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	1,721,046
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,624,768
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	364,333
1,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	1,066,932
2,680,000	1,2	FirstEnergy Solutions Co., Company Guarantee, Series 144A, 6.05%, 8/15/2021	2,806,735
3,338,360	1,2	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	3,489,709
1,330,000	1,2	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,396,821
5,350,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	5,693,266
1,460,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,532,822
2,930,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	3,146,021
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,765,883
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,080,279
1,670,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,802,862
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,534,796
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	3,035,345
1,810,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,124,916
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,130,392
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,034,768
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,037,074
		TOTAL	66,087,507
		Utility - Natural Gas Distributor--0.5%
1,690,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,748,164
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	238,630
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,818,542
		TOTAL	4,805,336
		Utility - Natural Gas Pipelines--1.0%
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,163,316
580,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	602,403
2,530,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	3,048,286
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,076,947
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	921,032
		TOTAL	10,811,984
		TOTAL CORPORATE BONDS (IDENTIFIED COST $714,756,013)	709,220,278
		CORPORATE NOTE–0.5%
		Communications - Telecom Wirelines–0.5%
4,595,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,135)	4,692,321
		MORTGAGE-BACKED SECURITIES--0.0%
9,471		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	10,094
11,042		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	11,766
2,825		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	3,011
6,338		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	6,827
4,503		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	4,792
9,042		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	10,056
10,615		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	11,649
6,238		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	6,854
6,912		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	7,285
10,385		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	11,411
40,025		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	43,271
33,351		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	36,057
7,626		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	8,400
3,332		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	3,635
14,741		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	16,239
9,911		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	11,021
9,066		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	9,836
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $196,654)	212,204
		MUNICIPAL--0.2%
		Municipal Services--0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,385,531
		GOVERNMENTS/AGENCIES--1.4%
		Sovereign--1.4%
1,925,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	2,021,250
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,845,926
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,117,500
1,871,000		United Mexican States, 6.75%, 9/27/2034	1,958,712
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $14,987,908)	14,943,388
		COMMON STOCK--0.0%
		Utility - Electric--0.0%
113	3	NRG Energy, Inc. (IDENTIFIED COST $2,554)	3,034
		PREFERRED STOCKS--0.4%
		Financial Institution - Brokerage--0.0%
130,000	3	Lehman Brothers Holdings, Inc., Pfd.	19,500
		Financial Institution - REITs--0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend	3,720,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	3,739,500
		ASSET-BACKED SECURITY--0.0%
		Home Equity Loan--0.0%
168,268	1,2	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $168,190)	131,249
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Non-Agency Mortgage--0.0%
47,856	1,2	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.711%, 1/28/2027 (IDENTIFIED COST $102,062)	27,278
		MUTUAL FUNDS--29.2%6
52,799,931		High Yield Bond Portfolio	307,295,598
2,255,655	7	Prime Value Obligations Fund, Institutional Shares, 0.38%	2,255,655
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $406,858,106)	309,551,253
		TOTAL INVESTMENTS–98.6% (IDENTIFIED COST $1,152,996,342)8	1,044,906,036
		OTHER ASSETS AND LIABILITIES – NET – 1.4%9	15,177,187
		TOTAL NET ASSETS–100%	$1,060,083,123

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At August 31, 2009, these restricted securities amounted to $97,963,849, which represented 9.2% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”).  At August 31, 2009, these liquid restricted securities amounted to $97,013,849, which represented 9.2% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at August 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	5/14/1999 – 5/27/1999	$1,443,791	$950,000

3	Non-income producing security.
4	Issuer in default.
5	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
6	Affiliated companies.
7	7-Day net yield.
8
At August 31, 2009, the cost of investments for federal tax purposes was $1,155,261,355. The net unrealized depreciation of investments for federal tax purposes was $110,355,319. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,017,241 and net unrealized depreciation from investments for those securities having an excess of cost over value of $143,372,560.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$---	$709,220,278	$---	$709,220,278
Corporate Note	$---	$4,692,321	$---	$4,692,321
Mortgage-Backed Securities	$---	$212,204	$---	$212,204
Municipal	$---	$2,385,531	$---	$2,385,531
Government/Agencies	$---	$14,943,388	$---	$14,943,388
Assets-Backed Security	$---	$131,249	$---	$131,249
Collateralized Mortgage Obligations	$---	$27,278	$---	$27,278
Equity Securities:
Domestic	$3,742,534	$---	$---	$3,742,534
Mutual Funds	$309,551,253	$---	$---	$309,551,253
TOTAL SECURITIES	$313,293,787	$731,612,249	$---	$1,044,906,036

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
REIT	--Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Investment Series Funds, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009